GENERAL - Senior Secured Credit Facility (Details) $ / shares in Units, $ in Thousands	1 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2021 USD ($) $ / shares	Feb. 28, 2021 USD ($)	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Oct. 26, 2018 USD ($)
Line of Credit Facility [Line Items]
Initial warrants received by investor | shares			25,000
Additional warrants | shares			75,000
Stock Issued During Period, Shares, New Issues | shares			106,705
Stock Issued During Period, Value, New Issues			$ 200
Sale of Stock, Price Per Share | $ / shares	$ 1.87		$ 1.87
Warrants and Rights Outstanding, Term	7 years		7 years
Proceeds from Subordinated Short-term Debt	$ 5,000	$ 7,000	$ 12,000
Unsecured Debt [Member] | Certain Institutional Investor [Member]
Line of Credit Facility [Line Items]
Interest Margin	5.00%		5.00%
Subordinated promissory note term		2 years
Built-in increase in interest rate		5.00%
Proceeds from Subordinated Short-term Debt		$ 7,000
Credit Facility [Member]
Line of Credit Facility [Line Items]
Interest rate to be paid per annum in cash or in kind			4.00%
Unused Fee (as a percent)			0.50%
Original issue discount (as a percent)			2.50%
Long-term Line of Credit	$ 15,942		$ 15,942
Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Term fee (as a percent)			2.25%
Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Term fee (as a percent)			4.50%
Credit Facility [Member] | Ebitda Leverage Ratio Greater Than Or Equal To 2.50 Times [Member]
Line of Credit Facility [Line Items]
Interest Margin	8.00%		8.00%
EBITDA Leverage Ratio			2.50
Credit Facility [Member] | EBITDA Leverage Ratio Less Tan 2.50x [Member]
Line of Credit Facility [Line Items]
Interest Margin	7.00%		7.00%
EBITDA Leverage Ratio			2.50
Credit Facility [Member] | Fortress [Member]
Line of Credit Facility [Line Items]
Aggregate principal amount					$ 20,000
Current borrowing capacity					1,000
Gross draw down amount				$ 4,000
Incremental Term Loan [Member] | Fortress [Member]
Line of Credit Facility [Line Items]
Current borrowing capacity					10,000
Initial Term Loan [Member] | Fortress [Member]
Line of Credit Facility [Line Items]
Current borrowing capacity					$ 10,000